                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                               New York, New York 10281-1008

May 2, 2007

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

     Re:  Oppenheimer  Integrity  Funds, on behalf of Oppenheimer Core Bond Fund
          File Nos. 2-76547; 811-3420

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 47 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on April 27, 2007.

                                          Very truly yours,

                                          /s/ Robert W. Hawkins
                                          Robert. W. Hawkins
                                          Vice President and Assistant Counsel

cc:  Myer, Swanson, Adams & Wolf, P.C.
     Deliotte & Touche LLP
     Gloria LaFond
     Nancy S. Vann